BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
BALANCE SHEETS [Abstract]
Secured promissory note, discount	$ 59,850	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,112,861,525	5,112,861,525	5,112,861,525
Common stock, shares issued	76,744,150	76,744,150	69,297,650
Common stock, shares outstanding	76,744,150	76,744,150	69,297,650